Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product and royalty revenues	$ 25,066	$ 20,795
Licensing and other fees	190	115
Revenues	25,256	20,910
Cost of goods sold	6,310	6,587
Gross margin	18,946	14,323
Expenses:
Selling, general and administration	30,513	31,004
Research and development (note 14)	0	3,223
Amortization (notes 7 and 8)	2,984	2,177
Operating Expenses	33,497	36,404
Operating loss	(14,551)	(22,081)
Other expense:
Loss on extinguishment of long-term debt (note 10)	1,402	0
Interest expense	2,543	2,260
Other expense	348	175
Foreign exchange loss (gain)	623	(43)
Other expense	4,916	2,392
Loss before income taxes	(19,467)	(24,473)
Income tax expense (recovery) (note 17)	152	(11)
Net loss	(19,619)	(24,462)
Other comprehensive loss:
Foreign currency translation adjustments	336	449
Comprehensive loss	$ (19,955)	$ (24,911)
Loss per common share (note 15)
Basic	$ (0.78)	$ (1.34)
Diluted	$ (0.79)	$ (1.34)
Weighted average common shares outstanding (note 15)
Basic	25,255,413	18,198,840
Diluted	25,318,196	18,198,840